SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended
	May 08, 2017	May 01, 2017	May 24, 2017	Apr. 30, 2017	Oct. 31, 2016
Notes payable due date				Dec. 31, 2018
Common Stock, par value				$ .0001	$ .0001
Subsequent Event [Member]
Common Stock, par value			$ 0.001
Forward Stock Split			40:1
Increase in authorized shares			275,000,000
Subsequent Event [Member] | Promissory Note [Member]
Notes payable	$ 4,000	$ 30,000
Interest rate description	The notes bear no interest for the initial nine months and then 5% per annum interest after the initial nine months.	The notes bear no interest for the initial nine months and then 5% per annum interest after the initial nine months.
Notes payable due date	Dec. 31, 2018	Dec. 31, 2018